Debt and Other Financing - Schedule of Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Current portion of long-term debt	$ 19,698	$ 16,798	$ 42,098
Non-current portion of long-term debt	160,561	86,637	80,946
Long-term Debt, Gross	180,259	103,435	123,044
Unamortized debt issuance cost	(3,714)	(1,827)	(3,031)
Outstanding balance	$ 176,545	$ 101,608	$ 120,013